UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21338
                                   ---------

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------
Date of fiscal year end: June 30
                         -------


Date of reporting period: December 31, 2003
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------


                                                              Semi-Annual Report
                                                                        12.31.03


                NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II


--------------------------------------------------------------------------------


[NCZ LOGO OMITTED]


CONTENTS


Letter to Shareholders ........................      1

Performance and Statistics ....................      2

Schedule of Investments .......................    3-8

Statement of Assets and Liabilities ...........      9

Statement of Operations .......................     10

Statement of Changes in Net Assets ............     11

Notes to Financial Statements .................  12-14

Financial Highlights ..........................     15

Privacy Policy ................................     16


                                                                         PIMCO
                                                                        --------
                                                                        ADVISORS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II LETTER TO SHAREHOLDERS


                                                                February 6, 2004


Dear Shareholder:

We are pleased to provide you with the initial financial report of the Nicholas-Applegate Convertible & Income Fund II (the "Fund") for the period July 31, 2003 (commencement of operations) through December 31, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,

/s/ Stephen Treadway                      /s/ Brian S. Shlissel
--------------------------                --------------------------
Stephen Treadway                          Brian S. Shlissel
CHAIRMAN                                  PRESIDENT, CHIEF EXECUTIVE OFFICER


 |12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II PERFORMANCE AND STATISTICS December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:
NCZ

OBJECTIVE:
To provide total return through a combination of capital appreciation and high current income.

PRIMARY INVESTMENTS:
At least 50% of total assets in convertible securities.

INCEPTION DATE:
July 31, 2003

TOTAL NET ASSETS(1):
$1,376.2 million

PORTFOLIO MANAGER:
Douglas Forsyth

TOTAL RETURN(2):                                       Market Price       NAV
--------------------------------------------------------------------------------
Commencement of Operations (7/31/03) to 12/31/03       6.79%              12.35%


COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (7/31/03) to 12/31/03

[The following data represents a line graph in the printed piece]

7/31/03           14.3              15
                  14.96             15.01
                  14.17             15.01
                  14.1              15
                  14.4              15
                  14.61             15
                  14.7              15.01
                  14.73             14.39
                  14.84             14.61
                  14.59             14.3
                  14.75             14.7
                  14.87             14.56
                  14.9              14.73
                  14.76             14.7
                  14.97             14.87
                  15.11             15
                  14.92             14.94
                  14.81             14.89
                  15.15             14.85
                  15.24             15.23
                  15.19             15.27
                  15.33             15.13
                  15.37             15.22
12/31/03          15.49             15.42


MARKET PRICE/NET ASSET VALUE
----------------------------------------
Market Price                     $15.42
----------------------------------------
Net Asset Value                  $15.49
----------------------------------------
Market Price Yield(3)             9.00%
----------------------------------------
Discount to Net Asset Value       0.45%
----------------------------------------


(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at December 31, 2003.


2 Nicholas-Applegate  Convertible & Income Fund II Semi-Annual Report |12.31.03|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

  Principal
   Amount                                                                   Credit Rating
    (000)                                                                   (Moody's/S&P)     Value*
=======================================================================================================
 CORPORATE BONDS & NOTES--44.1%
-------------------------------------------------------------------------------------------------------
               AGRICULTURE--0.3%
 $ 4,000       Hines Nurseries Inc., 10.25%, 10/1/11
                  (acquired 10/21/03, cost-$4,270,000) (a)                        B3/B      $ 4,360,000
                                                                                            ===========
               AIRLINES--1.7%
  10,000       Continental Airlines, Inc., 8.00%, 12/15/05                      Caa2/CCC+     9,725,000
  10,000       Delta Airlines, Inc., 7.90%, 12/15/09                              B3/B-       8,087,500
   4,065       Northwest Airlines Corp., 6.625%, 5/15/23                         Caa1/B-      4,766,213
                                                                                            -----------
                                                                                             22,578,713
                                                                                            ===========
               APPAREL--0.5%
   4,890       Phillips-Van Heusen Corp., 9.50%, 5/1/08                           B3/B+       5,085,600
   2,000       Russell Corp., 9.25%, 5/1/10                                       B1/BB       2,072,500
                                                                                            -----------
                                                                                              7,158,100
                                                                                            ===========
               AUTOMOTIVE--1.3%
   9,320       CSK Auto, Inc., 12.00%, 6/15/06                                    B2/NR      10,694,700
   7,000       Group One Automotive Inc., 10.875%, 3/1/09                         B1/B+       7,455,000
                                                                                            -----------
                                                                                             18,149,700
                                                                                            ===========
               CHEMICALS--0.3%
   3,505       Polyone Corp., 10.625%, 5/15/10                                   B3/BB-       3,505,000
                                                                                            ===========
               COMMERCIAL SERVICES--2.0%
  14,000       United Rentals North America, Inc., 10.75%, 4/15/08, Ser. B       B1/BB-      15,750,000
   9,500       Xerox Corp., 9.75%, 1/15/09                                       B1/B+       11,115,000
                                                                                            -----------
                                                                                             26,865,000
                                                                                            ===========
               ELECTRONICS--0.6%
   7,000       Sanmina-SCI Corp., 10.375%, 1/15/10                               Ba2/BB-      8,190,000
                                                                                            ===========
               ENERGY--1.5%
   4,000       Calpine Corp., 8.50%, 2/15/11                                    Caa1/CCC+     3,165,000
   9,500       Calpine Corp., 8.50%, 7/15/10
                  (acquired 11/4/03, cost-$8,754,679) (a)                         NR/B        9,262,500
   7,000       Reliant Resources, Inc., 9.50%, 7/15/13
                  (acquired 11/18/03, cost-$6,929,260) (a)                        B1/B        7,490,000
                                                                                            -----------
                                                                                             19,917,500
                                                                                            ===========
               ENTERTAINMENT--1.6%
   7,320       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09           B1/B        8,344,800
  11,510       Argosy Gaming Corp., 10.75%, 6/1/09                                B2/B+      12,430,800
                                                                                            -----------
                                                                                             20,775,600
                                                                                            ===========
               FINANCIAL SERVICES--3.6%
   2,040       Thornburg Mortgage Inc., 8.00%, 5/15/13                           Ba2/BB-      2,142,000
  30,000       TRAC-X North America, 7.375%, 3/25/09
                  (acquired 12/3/03, cost-$30,000,000) (a)(b)                     B3/NR      31,275,000
  13,980       TRAC-X North America, 10.125%, 3/25/09
                  (acquired 12/3/03, cost-$14,137,275) (a)(b)                     NR/NR      14,679,000
                                                                                            -----------
                                                                                             48,096,000
                                                                                            ===========
               FOOD SERVICES--0.3%
   4,000       Pilgrim's Pride Corp., 9.625%, 9/15/11                            B1/BB-       4,400,000
                                                                                            ===========


 |12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)

  Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
=======================================================================================================
               HEALTHCARE--0.3%
 $ 2,380       Extendicare Health Services, Inc., 9.35%, 12/15/07                 B3/B-     $ 2,451,400
   2,000       Mariner Health Care, Inc., 8.25%, 12/15/13
                  (acquired 12/12/03, cost-$2,000,000) (a)                        B3/B-       2,020,000
                                                                                            -----------
                                                                                              4,471,400
                                                                                            ===========
               HOME BUILDERS--1.4%
  11,500       Ryland Group, Inc., 9.125%, 6/15/11                               Ba2/BB+     13,138,750
   5,000       Standard-Pacific Corp., 9.50%, 9/15/10                            Ba2/BB       5,575,000
                                                                                            -----------
                                                                                             18,713,750
                                                                                            ===========
               HOTELS/GAMING--2.4%
  11,080       Mandalay Resort Group, Inc., 10.25%, 8/1/07                       Ba3/BB-     12,797,400
   7,000       Penn National Gaming, Inc., 11.125%, 3/1/08                        B3/B        7,857,500
  10,000       Wynn Resorts Ltd., 12.00%, 11/1/10                                B3/CCC+     11,775,000
                                                                                            -----------
                                                                                             32,429,900
                                                                                            ===========
               LEISURE--1.7%
  12,335       Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D       B3/B-      11,224,850
   1,500       Bally Total Fitness Holdings Corp., 10.50%, 7/15/11
                  (acquired 8/7/03, cost-$1,507,500) (a)                          B2/B        1,507,500
   8,825       Royal Caribbean Cruises, Inc., 8.75%, 2/2/11                      Ba2/BB+      9,972,250
                                                                                            -----------
                                                                                             22,704,600
                                                                                            ===========

               MANUFACTURING--1.8%
   5,000       Case New Holland Inc., 9.25%, 8/1/11
                  (acquired 9/29/03, cost-$5,387,500) (a)                        Ba3/BB-      5,600,000
   4,500       Huntsman LLC., 11.625%, 10/15/10
                  (acquired 12/11/03, cost-$4,620,000) (a)                        B2/B        4,590,000
  13,000       Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A                     B1/BB-      13,780,000
                                                                                            -----------
                                                                                             23,970,000
                                                                                            ===========
               METALS/MINING--0.2%
   3,000       AK Steel Corp., 7.875%, 2/15/09                                    B3/B+       2,632,500
                                                                                            ===========
               MULTI-MEDIA--5.3%
  12,000       Charter Communications, Inc., 10.75%, 10/1/09                     Ca/CCC-     11,010,000
   9,600       CSC Holdings, Inc., 9.875%, 2/15/13                                B2/B+      10,032,000
   4,000       Dex Media Inc., 8.00%, 11/15/13
                  (acquired 11/03/03, cost-$4,000,000) (a)                       Caa1/B       4,200,000
   8,085       Dex Media West LLC, 9.875%, 8/15/13
                  (acquired 8/15/03, cost-$8,900,413) (a)                         B3/B        9,398,813
   3,000       DirecTV Holdings, Inc., 8.375%, 3/15/13                            B1/B-       3,480,000
  10,525       Echostar DBS Corp., 9.375%-10.375%, 10/1/07-2/1/09                Ba3/BB-     11,514,405
   5,500       Spanish Broadcasting System, 9.625%, 11/1/09                     Caa1/CCC+     5,871,250
   5,000       Vivendi Universal SA., 9.25%, 4/15/10
                  (acquired 8/6/03, cost-$5,452,500) (a)                          B1/BB       5,925,000
   8,000       XM Satellite Radio Holdings, Inc., 12.00%, 6/15/10               Caa1/CCC+     9,040,000
                                                                                            -----------
                                                                                             70,471,468
                                                                                            ===========


4  Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)

  Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
=======================================================================================================
               OFFICE FURNISHINGS--0.5%
 $ 6,000       Tempur-Pedic Inc., 10.25%, 8/15/10
                  (acquired 8/8/03, cost-$6,016,250) (a)                          B3/B-     $ 6,690,000
                                                                                            ===========
               OIL & GAS--2.6%
   4,000       Paramount Resources Ltd., 7.875%, 11/1/10                          B2/B        3,980,000
   7,500       Petroleum Geo-Services ASA, 10.00%, 11/5/10                        NR/NR       8,025,000
  14,000       Sonat, Inc., 7.625%, 7/15/11                                      Caa1/B-     12,967,500
   9,650       Williams Cos. Inc., 9.25%, 3/15/04                                 B3/B+       9,770,625
                                                                                            -----------
                                                                                             34,743,125
                                                                                            ===========
               PAPER PRODUCTS--1.0%
  11,250       Georgia-Pacific Corp., 9.375%, 2/1/13                             Ba2/BB+     12,937,500
                                                                                            ===========
               PHARMACEUTICALS--0.5%
   5,960       aaiPharma Inc., 11.00%, 4/1/10                                    Caa1/B-      6,764,600
                                                                                            ===========
               RECYCLING--0.4%
   5,855       Imco Recycling Inc., 10.375%, 10/15/10
                  (acquired 10/2/03, cost-$5,850,013) (a)                         B3/B-       6,016,013
                                                                                            ===========
               RETAIL--1.8%
   7,200       Hollywood Entertainment Corp., 9.625%, 3/15/11                     B3/B-       7,740,000
   1,200       Michaels Stores, Inc., 9.25%, 7/1/09                              Ba1/BB+      1,324,500
  13,000       Rite Aid Corp., 11.25%, 7/1/08                                    Caa2/B-     14,495,000
                                                                                            -----------
                                                                                             23,559,500
                                                                                            ===========
               SEMICONDUCTORS--1.2%
  12,970       Amkor Technology, Inc., 10.50%, 5/1/09                            B3/CCC+     13,845,475
   2,000       Fairchild Semiconductor International, Inc., 10.50%, 2/1/09        B2/B        2,230,000
                                                                                            -----------
                                                                                             16,075,475
                                                                                            ===========
               TELECOMMUNICATIONS--6.8%
  13,610       American Tower Corp., 9.375%, 2/1/09                             Caa1/CCC     14,494,650
  11,760       Crown Castle International, Inc., 10.75%, 8/1/11                   B3/CCC     13,230,000
   2,500       Millicom International Cellular S.A., 10.00%, 12/1/13
                  (acquired 11/19/03, cost-$2,500,000) (a)                        B3/B-       2,637,500
   5,625       Nextel Communications, Inc., 9.375%, 11/15/09                      B2/B+       6,131,250
  10,470       Nextel Partners, Inc., 11.00%, 3/15/10                           Caa1/CCC+    11,569,350
  10,250       Nortel Networks Ltd., 6.125%, 2/15/06                              B3/B       10,378,125
   10,500      Primus Telecommunications Group, Inc., 11.25%-12.75%,
                  1/15/09-10/15/09                                              Caa2/CCC-    11,250,000
  12,200       Time Warner Telecom, Inc., 10.125%, 2/1/11                        B3/CCC+     12,993,000
   8,140       Triton PCS, Inc., 9.375%, 2/1/11                                   B3/B-       8,302,800
                                                                                            -----------
                                                                                             90,986,675
                                                                                            ===========
               TEXTILES--0.6%
   6,500       Interface, Inc., 9.50%, 11/15/05                                 Caa3/CCC      6,305,000
   2,000       Interface, Inc., 10.375%, 2/01/10                                 Caa1/B-      2,115,000
                                                                                            -----------
                                                                                              8,420,000
                                                                                            ===========
               UTILITIES--0.9%
  12,000       AES Corp., 9.50%, 6/1/09                                           B3/B-      13,305,000
                                                                                            ===========
               WASTE DISPOSAL--1.0%
  12,000       Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                         B2/B+      12,960,000
                                                                                            ===========

               Total Corporate Bonds & Notes (cost-$570,415,280)                            591,847,119
                                                                                            ===========

 |12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)

  Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
=======================================================================================================
 CONVERTIBLE BONDS & NOTES--30.3%
-------------------------------------------------------------------------------------------------------
               AEROSPACE--2.2%
 $14,425       GenCorp Inc., 5.75%, 4/15/07                                       B3/B+     $14,515,156
  12,000       L-3 Communications Holdings, Inc., 5.25%, 6/1/09                  Ba3/BB-     15,210,000
                                                                                            -----------
                                                                                             29,725,156
                                                                                            ===========

               AIRLINES--1.1%
  16,300       Continental Airlines Inc., 4.50%, 2/1/07                         Caa2/CCC+    14,486,625
                                                                                            ===========
               BUSINESS SERVICES--1.3%
  11,400       Affiliated Computer Services, Inc., 3.50%, 2/15/06               Baa2/BBB-    14,478,000
   3,000       Bowne & Co., Inc., 5.00%, 10/1/33
                  (acquired 9/18/03, cost-$3,000,000) (a)                        Caa1/B-      3,157,500
                                                                                            -----------
                                                                                             17,635,500
                                                                                            ===========
               COMMERCIAL SERVICES--0.7%
   8,640       Quebecor World Color Press, Inc., 6.00%, 10/1/07                 Baa3/BB+      9,018,000
                                                                                            ===========
               COMPUTERS--0.8%
   3,300       Sandisk Corp., 4.50%, 11/15/06                                    NR/CCC+     11,257,125
                                                                                            ===========
               DIVERSIFIED MANUFACTURING--1.2%
  11,565       Tyco International Group SA, 3.125%, 1/15/23                     Ba2/BBB-     15,872,962
                                                                                            ===========
               ELECTRONICS--1.9%
   8,500       Artesyn Technologies, Inc., 5.50%, 8/15/10                         NA/NA      11,581,250
  12,300       Cymer, Inc., 3.50%, 2/15/09                                        NR/B-      14,252,625
                                                                                            -----------
                                                                                             25,833,875
                                                                                            ===========

               ENERGY--1.0%
  14,380       Calpine Corp., 4.00%, 12/26/06                                   Caa1/CCC+    14,128,350
                                                                                            ===========
               FOOD SERVICES--0.9%
  10,100       Performance Food Group, Co., 5.50%, 10/16/08                       NR/NR      12,195,750
                                                                                            ===========
               HEALTHCARE--0.4%
   4,745       Advanced Medical Optics, Inc., 3.50%, 4/15/03                      NR/B        5,723,656
                                                                                            ===========
               INTERNET--2.1%
  13,116       E*Trade Group Inc., 6.00%, 2/1/07                                  NR/B-      13,476,690
   6,840       Symantec Corp., 3.00%, 11/1/06                                     NR/B       14,064,750
                                                                                            -----------
                                                                                             27,541,440
                                                                                            ===========
               MULTI-MEDIA--3.0%
  14,500       Charter Communications, Inc., 5.75%, 10/15/05                     Ca/CCC-     13,775,000
  12,000       Echostar Communications Corp., 5.75%, 5/15/08                      B2/B       12,690,000
  13,000       Liberty Media Corp., 3.25%, 3/15/31                              Baa3/BBB-    13,585,000
                                                                                            -----------
                                                                                             40,050,000
                                                                                            ===========
               OIL & GAS--0.8%
   7,585       St. Mary Land & Exploration Corp., 5.75%, 3/15/22                  NR/NR      10,211,306
                                                                                            ===========
               REAL ESTATE--1.0%
  13,000       EOP Operating LP, 7.25%, 11/15/08                                Baa1/BBB+    13,812,500
                                                                                            ===========
               RETAIL--1.7%
  10,500       Gap, Inc., 5.75%, 3/15/09                                         Ba3/BB+     16,156,875
   5,200       Guitar Center, Inc., 4.00%, 7/15/13                                B1/B+       6,246,500
                                                                                            -----------
                                                                                             22,403,375
                                                                                            ===========
               SEMICONDUCTORS--1.1%
  14,300       Amkor Technology, Inc., 5.00%, 3/15/07                            B3/CCC+     14,139,125
                                                                                            ===========


6 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)

  Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
=======================================================================================================
               SOFTWARE--2.9%
 $10,300       Computer Associates International, Inc., 5.00%, 3/15/07          Baa3/BBB+   $13,338,500
  11,500       HNC Software, Inc., 5.25%, 9/1/08                                  NR/NR      12,535,000
  12,500       Network Associates, Inc., 5.25%, 8/15/06                           NR/NR      13,625,000
                                                                                            -----------
                                                                                             39,498,500
                                                                                            ===========
               TELECOMMUNICATIONS--5.0%
  14,250       American Tower Corp., 5.00%, 2/15/10                             Caa1/CCC     13,644,375
   9,500       Crown Castle International, Inc., 4.00%, 7/15/10                   NR/CCC     12,789,375
  12,000       Nextel Communications, Inc., 6.00%, 6/1/11                         B2/B+      14,940,000
  14,500       Nortel Networks Corp., 4.25%, 9/1/08.                              B3/B       13,793,125
   8,750       Primus Telecommunications Group, Inc., 3.75%, 9/15/10
                  (acquired 10/03/03, cost-$12,648,460) (a)                      NR/CCC      12,403,125
                                                                                            -----------
                                                                                             67,570,000
                                                                                            ===========
               WASTE DISPOSAL--1.2%
  14,600       Waste Connections, Inc., 5.50%, 4/15/06                           B1/BB-      15,822,750
                                                                                            ===========

               Total Convertible Bonds & Notes (cost-$383,682,075)                          406,925,995
                                                                                            ===========

-------------------------------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--19.8%
-------------------------------------------------------------------------------------------------------
   Shares
    (000)
   ------      AEROSPACE--2.0%
     130       Northrop Grumman Corp., 7.25%, 11/16/04                            NR/NR      13,481,000
     257       Raytheon, Co., 8.25%, 5/15/04                                      NR/BB      13,922,820
                                                                                            -----------
                                                                                             27,403,820
                                                                                            ===========
               AUTOMOTIVE--1.6%
     295       Ford Motor Co. Capital Trust II., 6.50%, 1/15/32                  Baa2/BB     16,475,750
     169       General Motors Corp., 6.25%, 7/15/33, Ser. C                     Baa1/BBB      5,464,676
                                                                                            -----------
                                                                                             21,940,426
                                                                                            ===========
               BANKING--1.0%
     231       Washington Mutual, Inc., 5.375%, 5/3/41                          Baa1/BBB-    12,857,460
                                                                                            ===========
               COMMERCIAL SERVICES--3.3%
     287       Cendant Corp., 7.75%, 8/17/04                                    Baa1/BBB     14,382,238
     310       United Rentals, Inc., 6.50%, 8/1/28                                B3/B       13,833,750
     205       Xerox Corp., 7.50%, 11/27/21
                  (acquired 10/03/03, cost-$13,562,163) (a)                       B3/B-      16,392,000
                                                                                            -----------
                                                                                             44,607,988
                                                                                            ===========
               ELECTRONICS--1.1%
     846       Solectron Corp., 7.25%, 11/15/04                                   B3/B-      14,114,616
                                                                                            ===========
               FINANCIAL SERVICES--2.2%
     293       Capital One Financial Corp., 6.25%, 5/17/05                      Baa3/BB+     14,054,809
     225       Prudential Financial, Inc., 6.75%, 11/15/04                        A3/A-      14,647,500
                                                                                            -----------
                                                                                             28,702,309
                                                                                            ===========
               HEALTHCARE--1.0%
     158       Anthem, Inc., 6.00%, 11/15/04                                     NR/BBB-     13,896,225
                                                                                            ===========
               INSURANCE--2.0%

     472       Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05              NR/NR      14,614,884
     250       PMI Group, Inc., 5.875%, 11/15/06                                  A1/A+      11,583,000
                                                                                            -----------
                                                                                             26,197,884
                                                                                            ===========


|12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)


   Shares                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)     Value*
=======================================================================================================
               METALS/MINING--0.1%
      13       U.S. Steel Corp., 7.00%, 6/15/06, Ser. B                           NR/B-  $    1,477,688
                                                                                         ==============
               MULTI-MEDIA--1.0%
     518       Equity Securities Trust I, 6.50%, 11/15/04                         NR/NR      12,945,447
                                                                                         ==============
               OIL & GAS--1.2%
     219       Chesapeake Energy Corp., 6.00%, 12/31/49                           B3/B-      16,551,375
                                                                                         ==============
               TELECOMMUNICATIONS--1.9%

      23       Corning, Inc., 7.00%, 8/16/05                                      B1/BB-     12,306,748
   1,800       Sprint Corp. (FON Group), 7.125%, 8/17/04                          NR/NR      12,780,000
                                                                                         --------------
                                                                                             25,086,748
                                                                                         ==============
               UTILITIES--1.4%
     132       AES Trust III, 6.75%, 10/15/29                                    Ca/CCC+      5,696,025
     244       FPL Group Inc., 8.00%, 2/16/06                                     NR/A-      13,755,315
                                                                                         --------------
                                                                                             19,451,340
                                                                                         ==============

               Total Convertible Preferred Stock (cost-$243,475,600)                        265,233,326
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
 COMMON STOCK--1.8%
-------------------------------------------------------------------------------------------------------
               METALS/MINING--1.1%
     343       Freeport-McMoRan Copper & Gold, Inc                                           14,465,588
                                                                                         ==============
               OIL & GAS--0.7%
   1,153       El Paso Corp                                                                   9,442,235
                                                                                         ==============

               Total Common Stock (cost-$20,318,868)                                         23,907,823
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES--4.0%
-------------------------------------------------------------------------------------------------------

  Principal
   Amount
    (000)
  ---------    UNITED STATES TREASURY NOTES,
 $47,000          9.375%-10.75%, 8/15/05-2/15/06, (cost-$53,964,890)                         54,079,869
                                                                                         ==============

               TOTAL INVESTMENTS (cost-$1,271,856,713+)--100%                            $1,341,994,132
                                                                                         ==============

=======================================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At December 31, 2003, these securities amounted to $147,603,951 or 11.0% of investments.

     Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $147,603,951 or 11.0% of investments.

(b)  Credit-linked trust certificate.

+ The cost basis of portfolio securities for federal income tax purposes is $1,271,856,713. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $76,416,090; aggregate gross unrealized depreciation for securities in which there is an excess of tax over value is $6,278,671; net unrealized appreciation for federal income tax purposes is $70,137,419.

GLOSSARY:

NR -- Not Rated

================================================================================
8 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
                                             STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (unaudited)

================================================================================
ASSETS:

Investments, at value (cost-$1,271,856,713)                      $1,341,994,132
--------------------------------------------------------------   ---------------
Cash                                                                 25,809,841
--------------------------------------------------------------   ---------------
Receivable for investments sold                                      25,466,175
--------------------------------------------------------------   ---------------
Interest and dividends receivable                                    20,810,815
--------------------------------------------------------------   ---------------
Prepaid expenses                                                         23,237
--------------------------------------------------------------   ---------------
     Total Assets                                                 1,414,104,200
==============================================================   ===============

LIABILITIES:
Payable for investments purchased                                    28,212,554
--------------------------------------------------------------   ---------------
Dividends and distributions payable to common and
  preferred shareholders                                              8,533,539
--------------------------------------------------------------   ---------------
Investment management fees payable                                      811,202
--------------------------------------------------------------   ---------------
Common stock and preferred shares offering costs payable                236,040
--------------------------------------------------------------   ---------------
Accrued expenses                                                        135,506
--------------------------------------------------------------   ---------------
  Total Liabilities                                                  37,928,841
--------------------------------------------------------------   ---------------
PREFERRED  SHARES ($0.00001 PAR VALUE; $25,000 NET
  ASSET AND LIQUIDATION  VALUE PER SHARE APPLICABLE
  TO 20,200 SHARES ISSUED AND OUTSTANDING)                          505,000,000
--------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  871,175,359
==============================================================   ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share applicable to 56,256,981
    shares issued and outstanding)                                         $563
--------------------------------------------------------------   ---------------
  Paid-in-capital in excess of par                                  798,880,690
--------------------------------------------------------------   ---------------
Dividends in excess of net investment income                         (4,495,442)
--------------------------------------------------------------   ---------------
Net realized gain on investments                                      6,652,129
--------------------------------------------------------------   ---------------
Net unrealized appreciation of investments                           70,137,419
--------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  871,175,359
==============================================================   ===============
NET ASSET VALUE PER COMMON SHARE                                 $        15.49
==============================================================   ===============




Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 9

NICHOLAS-APPLEGATE  CONVERTIBLE & INCOME FUND II         STATEMENT OF OPERATIONS

For the period July 31, 2003* through December 31, 2003 (unaudited)

================================================================================
INVESTMENT INCOME:

Interest                                                         $   24,711,344
--------------------------------------------------------------   ---------------
Dividends                                                             7,062,505
--------------------------------------------------------------   ---------------
Total Investment Income                                              31,773,849
==============================================================   ===============

EXPENSES:
Investment management fees                                            3,346,893
--------------------------------------------------------------   ---------------
Auction agent fees and commissions                                      329,986
--------------------------------------------------------------   ---------------
Custodian and accounting agent fees                                      72,400
--------------------------------------------------------------   ---------------
Shareholder reports                                                      35,790
--------------------------------------------------------------   ---------------
Audit and tax services                                                   28,490
--------------------------------------------------------------   ---------------
Organizational expenses                                                  25,000
--------------------------------------------------------------   ---------------
New York Stock Exchange listing fees                                     18,512
--------------------------------------------------------------   ---------------
Transfer agent fees                                                      12,628
--------------------------------------------------------------   ---------------
Trustees' fees and expenses                                              11,550
--------------------------------------------------------------   ---------------
Legal fees                                                                9,240
--------------------------------------------------------------   ---------------
Investor relations                                                        5,000
--------------------------------------------------------------   ---------------
Insurance expense                                                         1,149
--------------------------------------------------------------   ---------------
Miscellaneous                                                             4,620
--------------------------------------------------------------   ---------------
  Total expenses                                                      3,901,258
--------------------------------------------------------------   ---------------

NET INVESTMENT INCOME                                                27,872,591
==============================================================   ===============

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      8,467,542
--------------------------------------------------------------   ---------------
Net unrealized appreciation of investments                           70,137,419
--------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments                      78,604,961
--------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     106,477,552
==============================================================   ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (1,567,336)
--------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                             $  104,910,216
==============================================================   ===============

* Commencement of operations




10 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE  CONVERTIBLE  & INCOME  FUND II
STATEMENT  OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON  SHAREHOLDERS

For the period July 31, 2003* through December 31, 2003 (unaudited)
================================================================================
INVESTMENT OPERATIONS:
Net investment income                                             $  27,872,591
--------------------------------------------------------------   ---------------
Net realized gain on investments                                      8,467,542
--------------------------------------------------------------   ---------------
NET UNREALIZED APPRECIATION ON INVESTMENTS                           70,137,419
--------------------------------------------------------------   ---------------
Net increase in net assets resulting from investment operations     106,477,552
==============================================================   ===============

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (1,567,336)
--------------------------------------------------------------   ---------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                              104,910,216
--------------------------------------------------------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                               (30,800,697)
--------------------------------------------------------------   ---------------
Net realized gains                                                   (1,815,413)
--------------------------------------------------------------   ---------------
Total dividends and distributions to common shareholders            (32,616,110)
==============================================================   ===============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                          805,781,250
--------------------------------------------------------------   ---------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                           (5,050,000)
--------------------------------------------------------------   ---------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                   (1,950,000)
--------------------------------------------------------------   ---------------
Net increase from capital share transactions                        798,781,250
--------------------------------------------------------------   ---------------
Total increase in net assets applicable to common shareholders      871,075,356
==============================================================   ===============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                     100,003
--------------------------------------------------------------   ---------------
End of period (including dividends in excess of net investment
  income of $4,495,442)                                          $  871,175,359
==============================================================   ===============

COMMON SHARES ISSUED:                                                56,250,000
==============================================================   ===============

* Commencement of operations

Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS

December 31, 2003  (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nicholas-Applegate Convertible & Income Fund II (the "Fund") was organized as a Massachusetts business trust on April 22, 2003. Prior to commencing operations on July 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America, L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The Fund issued 55,000,000 shares of common stock, in its initial public offering. An additional 1,250,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,325,000 (representing $0.024 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Because aggregate offering costs and organizational expenses were less than $0.03 per common share, organizational expenses of $25,000 were expensed in the current period. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,050,000 and $625,000, respectively, have been charged to paid-in-capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Fund's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSEis open or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, which may include reference to fixed income securities whose prices are more readily obtainable. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.


12 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS

December 31, 2003  (unaudited)

(c) FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f) CONCENTRATION OF RISK
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. INVESTMENT MANAGER AND SUB-ADVISER
Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an annual management fee, payable monthly, at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC ("NACM"), to manage the Fund's investments.

3. INVESTMENT IN SECURITIES
For the period  ended  December 31, 2003,  purchases  and sales of  investments,
other  than  short-term   securities,   were  $1,628,596,549  and  $324,378,513,
respectively.

4. AUCTION PREFERRED SHARES
The Fund has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.


|12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS

December 31, 2003  (unaudited)


For the period ended December 31, 2003, the annualized dividend rate ranged from:

                                         High           Low       At 12/31/03
--------------------------------------------------------------------------------
Series A                                 1.50%         1.08%         1.25%
Series B                                 1.51%         1.10%         1.25%
Series C                                 1.49%         0.95%         1.49%
Series D                                 1.49%         1.09%         1.49%
Series E                                 1.50%         1.08%         1.49%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5.  SUBSEQUENT  COMMON  DIVIDEND  DECLARATIONS
On January 2, 2004, a dividend of $0.115625 per share was declared to common shareholders payable February 2, 2004 to shareholders of record on January 16, 2004.

On February 2, 2004, a dividend of $0.115625 per share was declared to common shareholders payable March 1, 2004 to shareholders of record on February 13, 2004.

6.  SUBSEQUENT  EVENT
On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed the Investment Manager that it intended to recommend that the Commission bring a civil administrative action against the Investment Manager and an affiliate of the Investment Manager seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain open-end investment companies advised by the Investment Manager. There is a substantial likelihood that the Commission will bring this action. The action described above does not allege any inappropriate activity took place in the Fund and the Fund is not named in the action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint alleging, among other things, that certain affiliates of the Investment Manager had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies. On February 20, 2004, the Investment Manager, the Sub-Adviser, the Fund and certain of their affiliates were named as defendants in a putative class action lawsuit filed in the U.S District Court, District of New Jersey, relating to the same facts that are the subject of these regulatory proceedings. The lawsuit seeks unspecified compensatory damages.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating  to  directed  brokerage  and  revenue-sharing  arrangements  involving open-end investment companies they advise. The Investment Manager, the Sub-Adviser and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the Investment Manager and its affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. The Fund has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against the Investment Manager, the Sub-Adviser and their affiliates, including the Fund.

Although it is not possible to predict what, if any, effect the foregoing will have on the market for the Fund's shares, the Investment Manager and Sub-Adviser have notified the Fund that they do not believe that these developments will have a material adverse effect on the Investment Manager's or Sub-Adviser's ability to perform their respective advisory services to the Fund.


14 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period July 31, 2003* through December 31, 2003 (unaudited)

================================================================================

Net asset value, beginning of period                                 $14.33**
--------------------------------------------------------------   ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.50
--------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments                        1.39
--------------------------------------------------------------   ---------------
Total from investment operations                                       1.89
--------------------------------------------------------------   ---------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME              (0.03)
--------------------------------------------------------------   ---------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                 1.86
--------------------------------------------------------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                               (0.55)
--------------------------------------------------------------   ---------------
  Net realized gains                                                  (0.03)
--------------------------------------------------------------   ---------------
Total dividends and distributions to common shareholders              (0.58)
--------------------------------------------------------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in
  excess of par                                                       (0.02)
--------------------------------------------------------------   ---------------
Preferred shares offering costs/underwriting discounts charged
  to paid-in capital in excess of par                                 (0.10)
--------------------------------------------------------------   ---------------
Total capital share transactions                                      (0.12)
--------------------------------------------------------------   ---------------
Net asset value, end of period                                       $15.49
--------------------------------------------------------------   ---------------
Market price, end of period                                          $15.42
--------------------------------------------------------------   ---------------
TOTAL INVESTMENT RETURN (1)                                            6.79%
--------------------------------------------------------------   ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period
  (000)                                                            $871,175
--------------------------------------------------------------   ---------------
Ratio of expenses to average net assets (2)(3)                         1.12%
--------------------------------------------------------------   ---------------
Ratio of net investment income to average net assets (2)(3)            8.01%
--------------------------------------------------------------   ---------------
Preferred shares asset coverage per share                           $68,121
--------------------------------------------------------------   ---------------
Portfolio turnover                                                       33%
--------------------------------------------------------------   ---------------

*    Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Annualized



|12.31.03| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 15

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II PRIVACY POLICY

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.



16 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.03|

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Chairman
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Douglas Forsyth
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

 PIMCO
--------
ADVISORS

ITEM 2. CODE OF ETHICS Not required in this Filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this Filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this Filing

ITEM 5. Not required in this Filing

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this Filing

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS - Disclosure requirement not currently effective.

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date March 10, 2004
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date March 10, 2004
-------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date March 10, 2004
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date March 10, 2004
-------------------